Note 7 - Premises and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization	$ 904,658	$ 849,954